Bank borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ZHEJIANG TIANLAN
Bank loan	¥ 45,000	¥ 33,000
ZHEIJIANG Bank loan borrowed by the Company
Bank loan	40,000	28,000
ZHEIJIANG Bank loan borrowed by a subsidiary of the Company
Bank loan	¥ 5,000	¥ 5,000